Related party transactions - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries and benefits	$ 1,873	$ 1,942
Share-based compensation	4,671	1,343
Total compensation	$ 6,544	$ 3,285